DISPOSAL OF A SUBSIDIARY - Additional Information (Details) - Chengdu B a I J I a Y u n [Member] - VIE - Discontinued Operations [Member]			10 Months Ended	12 Months Ended
	Aug. 03, 2020 USD ($)	Aug. 03, 2020 CNY (¥)	Jun. 16, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
DISPOSAL OF A SUBSIDIARY
Cash consideration	$ 148,442	¥ 983,000
Percentage of equity interest agreed to transfer	100.00%	100.00%	100.00%
Net loss			$ 261,559
Net negative assets					$ 113,117
Percentage of net income on disposal and discontinued operation					6.40%
Percentage of net asset on disposal and discontinued operation					0.20%
Adjustment of additional paid in capital on disposal of discontinued operation				$ 113,117